Revenue - Disaggregation based on geographical location (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2021	Dec. 31, 2020	Dec. 31, 2019
Disclosure of geographical areas [line items]
Total revenue	$ 434,094	$ 260,892	$ 93,811
Hero Wars
Disclosure of geographical areas [line items]
Percentage of group's total revenues	99.00%	98.00%	87.00%
As previously reported
Disclosure of geographical areas [line items]
Total revenue		$ 259,516
Restated
Disclosure of geographical areas [line items]
Total revenue		260,892
US
Disclosure of geographical areas [line items]
Total revenue	$ 136,570		$ 38,066
US | As previously reported
Disclosure of geographical areas [line items]
Total revenue		96,950
US | Restated
Disclosure of geographical areas [line items]
Total revenue		97,470
Europe
Disclosure of geographical areas [line items]
Total revenue	93,620		22,956
Europe | As previously reported
Disclosure of geographical areas [line items]
Total revenue		61,167
Europe | Restated
Disclosure of geographical areas [line items]
Total revenue		61,494
FSU
Disclosure of geographical areas [line items]
Total revenue	57,794		19,008
FSU | As previously reported
Disclosure of geographical areas [line items]
Total revenue		38,772
FSU | Restated
Disclosure of geographical areas [line items]
Total revenue		38,978
Asia
Disclosure of geographical areas [line items]
Total revenue	106,404		7,671
Asia | As previously reported
Disclosure of geographical areas [line items]
Total revenue		42,158
Asia | Restated
Disclosure of geographical areas [line items]
Total revenue		42,382
Other
Disclosure of geographical areas [line items]
Total revenue	$ 39,706		$ 6,110
Other | As previously reported
Disclosure of geographical areas [line items]
Total revenue		20,469
Other | Restated
Disclosure of geographical areas [line items]
Total revenue		$ 20,568